UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2013

The following Form N-Q relates only to Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, each a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
November 30, 2013 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Banks--1.7%
HSBC Holdings, ADR	48,583	a	2,725,506
Wells Fargo & Co.	100,000		4,402,000
			7,127,506
Capital Goods--3.1%
Caterpillar	30,000		2,538,000
General Electric	112,500		2,999,250
United Technologies	67,300		7,460,878
			12,998,128
Consumer Services--2.7%
McDonald's	116,900		11,382,553
Diversified Financials--7.3%
American Express	66,000		5,662,800
BlackRock	22,500		6,811,875
Franklin Resources	130,900		7,250,551
JPMorgan Chase & Co.	196,000		11,215,120
			30,940,346
Energy--17.9%
Chevron	136,500		16,713,060
ConocoPhillips	95,000		6,916,000
EOG Resources	14,000		2,310,000
Exxon Mobil	222,560		20,804,909
Imperial Oil	98,000		4,218,900
Occidental Petroleum	127,500		12,107,400
Phillips 66	68,400		4,761,324
Royal Dutch Shell, Cl. A, ADR	53,900		3,595,130
Total, ADR	68,400		4,125,888
			75,552,611
Food & Staples Retailing--1.8%
Walgreen	97,600		5,777,920
Whole Foods Market	29,200		1,652,720
			7,430,640
Food, Beverage & Tobacco--19.9%
Altria Group	235,000		8,690,300
Coca-Cola	464,500		18,668,255
Diageo, ADR	29,500		3,766,265
Kraft Foods Group	42,333		2,248,729
Mondelez International, Cl. A	127,500		4,275,075
Nestle, ADR	172,125		12,584,059
PepsiCo	78,500		6,630,110
Philip Morris International	249,500		21,342,230
SABMiller	107,600	b	5,551,402
			83,756,425
Health Care Equipment & Services--1.8%
Abbott Laboratories	156,500		5,976,735
Intuitive Surgical	3,800	b	1,432,220
			7,408,955
Household & Personal Products--4.7%
Estee Lauder, Cl. A	103,000		7,720,880
Procter & Gamble	143,000		12,043,460
			19,764,340
Insurance--.6%
ACE	25,000		2,569,500
Materials--2.7%

Air Products & Chemicals	13,500		1,469,205
Freeport-McMoRan Copper & Gold	137,000		4,752,530
Praxair	42,000		5,302,920
			11,524,655
Media--6.4%
Comcast, Cl. A	94,500		4,712,715
McGraw-Hill Financial	57,200		4,261,400
News Corp., Cl. A	41,625	b	747,585
Time Warner Cable	34,000		4,699,480
Twenty-First Century Fox, Cl. A	166,500		5,576,085
Walt Disney	97,800		6,898,812
			26,896,077
Pharmaceuticals, Biotech & Life Sciences--8.8%
AbbVie	156,500		7,582,425
Johnson & Johnson	122,500		11,595,850
Merck & Co.	36,900		1,838,727
Novo Nordisk, ADR	39,100		6,988,343
Roche Holding, ADR	132,000		9,246,600
			37,251,945
Retailing--3.6%
Target	123,000		7,863,390
Wal-Mart Stores	92,500		7,493,425
			15,356,815
Semiconductors & Semiconductor Equipment--3.3%
Intel	203,500		4,851,440
Texas Instruments	166,500		7,159,500
Xilinx	45,900		2,039,337
			14,050,277
Software & Services--5.2%
Automatic Data Processing	78,500		6,281,570
International Business Machines	60,600		10,888,608
Oracle	127,800		4,510,062
			21,680,240
Technology Hardware & Equipment--6.4%
Apple	39,100		21,742,337
QUALCOMM	73,500		5,408,130
			27,150,467
Transportation--1.3%
Canadian Pacific Railway	34,500		5,308,860
Total Common Stocks
(cost $275,464,843)			418,150,340

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,566,543)	1,566,543	[c]	1,566,543
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $889,483)	889,483	[c]	889,483
Total Investments (cost $277,920,869)	99.8%		420,606,366
Cash and Receivables (Net)	.2%		698,275
Net Assets	100.0%		421,304,641

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At November 30, 2013, the value of the fund's securities on loan was $873,140 and the value of the collateral held by the fund was $889,483.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $142,685,497 of which $145,148,060 related to appreciated investment securities and $2,462,563 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	19.9
Energy	17.9
Pharmaceuticals, Biotech & Life Sciences	8.8
Diversified Financials	7.3
Media	6.4
Technology Hardware & Equipment	6.4
Software & Services	5.2
Household & Personal Products	4.7
Retailing	3.6
Semiconductors & Semiconductor Equipment	3.3
Capital Goods	3.1
Consumer Services	2.7
Materials	2.7
Food & Staples Retailing	1.8
Health Care Equipment & Services	1.8
Banks	1.7
Transportation	1.3
Insurance	.6
Money Market Investments	.6
99.8

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	360,039,387	-	-	360,039,387
Equity Securities - Foreign Common Stocks+	58,110,953	-	-	58,110,953
Mutual Funds	2,456,026	-	-	2,456,026
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund
November 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--93.6%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed - Structured Investment Vehicle--.7%
Windmill,
Ser. 2007-1X, Cl. E	6.80	12/16/29	1,317,604	a	1,319,321
Automobiles & Components--.5%
Goodyear Tire & Rubber,
Gtd. Notes	8.25	8/15/20	750,000	a	847,500
Capital Goods--3.9%
Alliant Techsystems,
Term B	3.50	10/22/20	1,000,000	a	1,005,420
Gardner Denver,
Initial Dollar Term Loan	3.25	7/23/20	750,000	a	747,585
Generac Power Systems,
Term Loan B	3.50	5/30/18	500,000	a	501,187
LM US Member,
US Term Loan	3.25	10/25/19	1,000,000	a	1,004,380
Maxim Crane Works,
Second Lien Initial Term Loan	10.25	11/20/18	500,000	a	501,875
Rexnord,
Term B Refinancing Loan	4.00	8/21/20	500,000	a	500,868
Silver II US Holdings,
2013 Specified Refinancing
Term Loan	4.00	12/15/19	499,372	a	500,343
TNT Crane & Rigging,
First Lien Term Loan	5.50	11/26/20	500,000	a	497,500
TNT Crane & Rigging,
First Lien Term Loan	10.00	11/26/21	300,000	a	280,500
Transdigm,
Tranche C Term Loan	3.75	2/25/20	498,744	a	502,360
WP CPP Holdings,
Term B-2 Loan	4.50	12/28/19	1,000,000	a	1,007,500
					7,049,518
Commercial & Professional Services--12.6%
Acosta,
Term B Loan	4.25	3/2/18	748,125	a	754,297
ADS Waste Holdings,
Tranche B Term Loan	4.25	10/7/19	1,248,116	a	1,256,016
AMN Healthcare,
Tranche B Loan	3.75	4/5/18	593,378	a	598,199
Aramark,
US Term D Loan	4.00	9/7/19	750,000	a	754,335
Brickman Group Holdings,
Tranche B-3 Term Loan	3.00	9/28/18	1,000,000	a	1,001,670
Citco III,
Term Loan	4.25	6/18/29	500,000	a	501,875
Duff & Phelps,
Term Loan	4.50	3/14/20	749,375	a	750,544
Filtration Group,
First Lien Term Loan	4.50	11/13/20	500,000	a	505,000
Filtration Group,
Second Lien Initial Term Loan	8.25	11/15/21	250,000	a	255,313
Garda World Security,
Term B Loan	4.00	11/6/20	875,926	a	881,952
Getty Images,
Initial Term Loan	4.75	10/18/19	250,000	a	231,719
Information Resources,
Term Loan	4.75	9/26/20	500,000	a	505,625

Interactive Data,
Tranche B-1 Term Loan	3.75	1/31/18	249,448	a	249,697
KAR Auction Services,
New Term Loan	3.75	3/19/17	499,306	a	502,551
Mitchell International,
First Lien Initial Term Loan	4.50	10/1/20	750,000	a	756,330
Monitronics International,
Term B Loan	4.25	3/23/18	500,000	a	504,065
MTL Publishing,
Term B-1 Loan	4.25	6/29/18	750,000	a	754,687
Multi Packaging Solutions,
Initial Term Loan	4.25	8/17/20	500,000	a	502,913
Nuveen Investments,
Tranche B First Lien Term Loan	4.17	5/13/17	750,000	a	743,254
On Assignment,
Initial Term B Loan	3.50	5/15/20	750,000	a	749,063
Pacific Industrial Services US
Finco, First Lien Term B Loan	5.00	9/24/18	250,000	a	253,439
Penton Media,
First Lien Term B Loan	5.50	10/1/19	250,000	a	249,219
Pre-Paid Legal Services,
First Lien Term Loan	5.00	7/1/19	500,000	a	501,875
Protection One,
Term Loan	4.25	3/21/19	500,000	a	500,832
Quintiles Transnational,
Term B-2 Loan	3.25	6/8/18	750,000	a	752,227
Redtop Acquisitions,
First Lien Euro Term Loan	3.75	12/22/20	1,000,000	a	1,365,940
Redtop Acquisitions,
Second Lien Term Loan	7.25	7/22/21	250,000	a	252,187
RGIS Services,
Tranche C Term Loan	5.50	10/18/17	749,367	a	740,468
SourceHOV,
First Lien Term B Loan	5.25	4/30/18	1,000,000	a	1,007,915
TNS,
Term B Loan	5.00	2/15/20	245,192	a	247,261
Trans Union,
2013 Replacement Term Loan	4.25	11/20/19	1,000,000	a	1,007,815
Transaction Network Services,
Second Lien Initial Term Loan	9.00	8/14/20	500,000	a	506,720
Tribune Company,
Term Loan	3.00	11/20/20	1,500,000	a	1,496,955
Trinet HR,
First Lien Tranche B2 Term Loan	5.00	8/15/20	500,000	a	501,250
West,
Term B-8 Loan	3.75	6/30/18	493,719	a	496,632
					22,639,840
Consumer Durables & Apparel--1.4%
PVH,
Tranche B Term Loan	3.25	12/19/19	485,592	a	487,179
Serta Simmons Holdings,
Term Loan	4.25	10/1/19	984,617	a	990,225
Tempur Sealy International,
Term B Loan	3.50	3/18/20	1,000,000	a	1,000,805
					2,478,209
Consumer Services--7.7%
Alpha Topco Limited - Delta 2
(Lux) Sarl, New Facility B
(USD)	4.50	4/30/19	1,000,000	a	1,011,640
CityCenter Holdings,
Term B Loan	5.00	10/9/20	750,000	a	760,433
Education Management,

Tranche C2 Term Loan	4.25	6/1/16	500,000	a	483,437
Four Seasons Holdings,
First Lien Term Loan	4.25	6/24/20	1,000,000	a	1,007,080
Hilton Worldwide Finance,
Initial Term Loan	4.00	9/23/20	1,736,842	a	1,744,441
Intrawest ULC,
Term Loan	4.50	11/26/20	500,000	a	502,813
Laureate Education,
New Series 2018 Extended Term
Loan	5.00	6/16/18	748,729	a	754,966
Learfield Communications,
First Lien Initial Term Loan	5.00	10/8/20	500,000	a	505,000
Learfield Communications,
Second Lien Initial Term Loan	8.75	10/8/20	250,000	a	256,250
MGM Resorts International,
Term B Loan	3.50	12/20/19	499,372	a	499,934
Orbitz Worldwide,
Refinancing Tranche C Term Loan	5.75	3/25/19	998,750	a	1,005,866
Penn National Gaming,
Term B Facility	3.25	10/23/20	1,000,000	a	1,003,125
Pinnacle Entertainment,
Tranche B-2 Term Loan	3.75	8/13/20	1,000,000	a	1,005,625
Pinnacle Entertainment,
Gtd. Notes	8.75	5/15/20	250,000	a	277,500
Sabre,
Term B Loan	5.25	2/19/19	1,250,000	a	1,260,062
WASH Multifamily Laundry Systems,
US Term Loan	4.75	2/21/19	1,250,000	a	1,254,687
Weight Watchers International,
Initial Tranche B-2 Term Loan	3.75	4/2/20	500,000	a	432,032
					13,764,891
Diversified Financials--2.2%
Armor Holding II,
First Lien Term Loan	4.50	6/26/20	500,000	a	505,625
EFS Cogen Holdings I,
Term Loan	2.75	12/17/20	750,000	a	752,813
Grosvenor Capital Management
Holdings, Term Loan B - First
Lien	2.75	11/25/20	500,000	a	500,000
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	500,000	a	523,125
Ocwen Loan Servicing,
Initial Term Loan	5.00	2/15/18	249,373	a	252,958
RPI Finance Trust,
Term Loan	3.50	5/10/18	499,362	a	502,481
SAM Finance Lux Sarl,
US Term Loan	3.25	11/26/20	1,000,000	a	1,002,500
					4,039,502
Energy--3.7%
Ameriforge Group,
First Lien Term Loan	5.00	7/18/19	500,000	a	505,312
Crosby Worldwide,
First Lien Term Loan	3.00	11/6/20	1,250,000	a	1,254,106
Energy Transfer Equity,
Senior Secured Term Loan	3.25	11/15/19	1,500,000	a	1,499,528
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	500,000	a	537,500
Offshore Group Investment,	4.00	10/25/17	1,000,000	a	1,006,565
Templar Energy,
Second Lien Term Loan	7.50	11/25/20	1,000,000	a	1,002,505
Western Refining,
Term Loan	4.25	11/25/20	750,000	a	757,504

					6,563,020
Food, Beverage & Tobacco--4.3%
AdvancePierre Foods,
First Lien Term Loan	5.75	7/10/17	498,744	a	497,247
Bellisio Foods,
Delayed Draw Term Loan	5.25	8/1/19	306,155	a	307,303
Bellisio Foods,
US Term Loan	5.25	8/1/19	563,604	a	565,717
Del Monte,
First Lien Term Loan	3.25	1/26/21	1,000,000	a	1,006,875
Del Monte,
Second Lien Term Loan	7.25	7/26/21	500,000	a	506,250
Dole Food,
Tranche B Term Loan	4.50	10/25/18	1,000,000	a	1,006,595
DS Waters of America,
First Lien Term B Loan	5.25	8/30/20	1,000,000	a	1,008,125
HJ Heinz,
Term B-2 Loan	3.50	6/5/20	1,748,125	a	1,762,329
JBS USA,
Term Loan	3.75	9/18/20	500,000	a	499,375
Reynolds Group Holdings,
Incremental US Term Loan	4.75	9/28/18	498,741	a	503,521
					7,663,337
Health Care--7.6%
Akorn,
Term Loan	3.50	11/13/20	1,000,000	a	1,005,940
Biomet,
Dollar Term B-2 Loan	3.67	7/25/17	1,248,750	a	1,260,551
Catalent Pharma Solutions,
Senior Unsecured Term Loan	6.50	12/31/17	500,000	a	507,813
CHG Buyer,
First Lien Term Loan	5.00	11/19/19	500,000	a	503,280
CHG Healthcare Services,
First Lien Term Loan	3.25	11/20/20	500,000	a	503,280
CHS/Community Health Systems,
Extended Term Loan	3.75	1/25/17	750,000	a	754,901
DaVita HealthCare Partners,
Tranche A-3 Term Loan	2.67	8/21/17	246,795	a	247,472
Drumm Investors,
Term Loan	5.00	5/4/18	748,661	a	731,816
Envision Healthcare,
Initial Term Loan	4.00	5/25/18	499,362	a	501,991
Envision Healthcare,
Initial Term Loan	5.75	9/23/20	250,000	a	251,666
Generic Drug Holdings,
Term B-1 Loan	5.00	10/29/19	500,000	a	502,657
Grifols,
US Tranche B Term Loan	4.25	6/1/17	750,000	a	755,490
Health Management Associates,
Replacement Term B Loan	3.50	11/15/18	749,365	a	750,478
Iasis Healthcare,
Term B-2 Loan	3.25	5/3/20	1,000,000	a	1,008,440
Kindred Healthcare,
Term B-1 Loan	4.25	6/1/18	750,000	a	751,403
Kinetic Concepts,
Dollar Term D-1 Loan	4.50	5/4/18	748,747	a	757,919
Onex Carestream Finance,
First Lien Term Loan	5.00	6/7/19	740,625	a	750,412
Onex Carestream Finance,
Second Lien Term Loan	9.50	12/5/19	500,000	a	505,625
Valeant Pharmaceuticals
International, Term Loan	4.50	6/26/20	1,000,000	a	1,013,385

VWR Funding,
Extended Dollar Term Loan	4.25	4/3/17	500,000	a	502,812
					13,567,331
Insurance--1.6%
Asurion,
Incremental Tranche B-1 Term
Loan	4.50	5/24/19	748,116	a	749,286
Cooper Gay Swett and Crawford,
First Lien Term Loan	5.00	4/16/20	249,375	a	246,920
HUB International,
Initial Term Loan	4.75	9/18/20	1,000,000	a	1,012,065
Hyperion Insurance Group,
Term Loan	5.75	10/4/19	500,000	a	499,062
P2 Lower Acquisition,
Term Loan	5.50	10/16/20	250,000	a	251,250
Progressive Solutions,
Second Lien Term Loan	9.50	10/18/21	100,000	a	100,500
					2,859,083
Materials--10.5%
Allflex Holdings III,
First Lien Initial Term Loan	4.25	7/17/20	500,000	a	503,437
Allflex Holdings III,
Second Lien Initial Term Loan	8.00	7/19/21	250,000	a	254,188
Ardagh Packaging Finance,
Gtd. Notes	9.13	10/15/20	750,000	a,b	813,750
Berry Plastics,
Term D Loan	3.50	2/8/20	748,747	a	747,654
Brand Energy & Infrastructure
Services, Term Loan B	4.75	11/20/20	1,500,000	a	1,509,645
Chromaflo Technologies,
First Lien Term Loan	4.50	11/20/19	500,000	a	501,250
FMG Resources August 2006 Pty,
Term Loan	4.25	6/30/19	1,499,370	a	1,515,833
HII Holding,
First Lien US Term Loan	4.00	12/20/19	500,000	a	502,500
HII Holding,
Second Lien Term Loan	9.50	12/21/20	250,000	a	252,500
Houghton International,
Term Loan	8.25	5/20/20	250,000	a	252,500
Huntsman International,
Gtd. Notes	8.63	3/15/20	500,000	a	555,000
Ineos US Finance,
Dollar Term Loan	4.00	5/4/18	500,000	a	501,875
Macdermid,
First Lien Tranche B Term Loan	4.00	6/7/20	1,000,000	a	1,007,815
Murray Energy,
Term Loan B	5.25	11/21/19	1,500,000	a	1,513,358
Novelis,
Term Loan	3.75	3/10/17	500,000	a	503,438
OCI Beaumont,
Initial Term B-2 Loan	6.25	8/20/19	500,000	a	502,500
Oxbow Carbon,
First Lien Tranche B Term Loan	4.25	7/18/19	750,000	a	752,111
Oxbow Carbon,
Second Lien Initial Term Loan	8.00	1/18/20	250,000	a	254,688
Oxea Finance & Cy,
Second Lien Term Loan	8.25	6/6/20	500,000	a	510,392
Oxea Finance,
First Lien Tranche B2 Term Loan	4.25	1/15/20	500,000	a	503,875
Peabody Energy,
Term Loan	4.25	9/20/20	750,000	a	755,333
Pinnacle Operating,

First Lien Term B Loan
Refinancing	4.75	11/15/18	250,000	a	251,329
Polarpak,
First Lien USD Term Loan	5.50	5/24/20	161,605	a	163,019
Sealed Air Corporation,
Term B-1 Facility	3.00	10/3/18	500,000	a	502,052
Sealed Air,
Gtd. Notes	8.13	9/15/19	500,000	a,b	566,250
TMS International,
Term B Loan	4.50	10/2/20	750,000	a	756,563
TricorBraun,
Term Loan	4.00	5/3/18	481,540	a	483,047
Univar,
Term B Loan	5.00	6/30/17	750,000	a	739,687
US Coatings Acquisition,
Initial Term B Loan	4.75	2/1/20	998,747	a	1,007,970
WNA Holdings,
First Lien Term Loan	4.50	5/24/20	87,785	a	88,553
					18,772,112
Media--5.4%
Cequel Communications,
Term Loan	3.50	2/14/19	748,734	a	750,741
Charter Communications Operating,
Term E Loan	3.00	7/1/20	748,750	a	740,173
Clear Channel Communications,
Tranche B Term Loan	3.82	1/30/16	750,000	a	724,421
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	500,000	a	530,000
CSC Holdings,
Term B Loan	2.66	4/17/20	383,750	a	380,292
DISH DBS,
Gtd. Notes	7.13	2/1/16	500,000	a	553,750
Dreamworks Animation,
Gtd. Notes	6.88	8/15/20	300,000	a,b	320,250
Salem Communications,
Term Loan	4.50	3/13/20	500,000	a	503,125
Sinclair Television Group,
Tranche B Term Loan	3.00	10/28/16	1,000,000	a	994,795
The E. W. Scripps Company,
Term Loan B	3.25	11/20/20	1,500,000	a	1,507,500
Univision Communications,
2013 Incremental Term Loan	4.00	3/1/20	750,000	a	752,209
UPC Financing Partnership,
Facility AH Term Loan	3.25	6/30/21	500,000	a	499,532
Virgin Media Investment Holdings,
Term B Loan	3.50	2/15/20	500,000	a	500,780
Yankee Cable Acquisition,
Term Loan	5.25	3/1/20	998,747	a	1,004,834
					9,762,402
Pharmaceuticals, Biotech & Life Sciences--.6%
Capsugel,
Sr. Unscd. Notes	7.00	5/15/19	500,000	a,b	509,687
Par Pharmaceutical Companies,
Term B-1 Loan	4.25	9/28/19	500,000	a	503,500
					1,013,187
Real Estate--1.3%
Capital Automotive,
Tranche B-1 Term Loan	4.00	4/10/19	749,584	a	754,974
Guggenheim Partners Investment
Management Holdings, Initial
Term Loan	4.25	1/1/18	1,000,000	a	1,009,750
Walter Investment Management,

Tranche B Term Loan	4.50	11/28/17	500,000	a	504,732
					2,269,456
Retailing--10.7%
99 Cents Only Stores,
Tranche B-2 Loan	4.50	1/11/19	750,000	a	755,531
Albertson's,
Incremental Term Loan B2	4.75	3/21/19	1,000,000	a	1,000,000
Allison Transmission,
New Term B-3 Loan	3.75	8/23/19	750,000	a	754,298
Bass Pro Group,
Term Loan B	3.00	11/20/19	1,500,000	a	1,509,653
CDW,
Term Loan	3.25	4/29/20	749,374	a	747,234
Chrysler Group,
Senior Secured Tranche B Term
Loan	4.25	5/24/17	1,249,362	a	1,260,713
CWGS Group,
Term Loan	5.75	2/20/20	1,250,000	a	1,251,569
DBP Holding,
Initial Term Loan	5.00	10/11/19	998,744	a	1,002,025
Dunkin Brands,
Term B-3 Loan	3.75	2/14/20	748,641	a	751,448
Focus Brands,
Refinancing Term Loan	4.25	2/21/18	741,679	a	739,824
FPC Holdings,
First Lien Initial Term Loan	5.25	11/19/19	500,000	a	492,500
General Nutrition Centers,
Tranche B Term Loan	3.25	3/2/19	500,000	a	500,000
General Nutrition Centers,
Tranche B Term Loan	3.75	3/2/18	499,772	a	500,647
Hudson's Bay,
First Lien Initial Term Loan	4.75	10/7/20	1,000,000	a	1,014,375
Michaels Stores,
Term B Loan	3.75	1/28/20	997,494	a	1,002,302
Neiman Marcus Group,
Term Loan	5.00	10/16/20	1,000,000	a	1,007,835
Ollie's Holdings,
Term Loan	5.25	9/28/19	1,745,002	a	1,758,089
Quikrete Holdings,
First Lien Initial Loan	4.00	9/18/20	500,000	a	503,170
Quikrete,
Term Loan	7.00	3/19/21	250,000	a	257,188
Rite Aid,
Tranche 6 Term Loan	4.00	2/21/20	911,817	a	920,443
Smart & Final Stores,
First Lien Term Loan	4.50	11/15/19	748,744	a	750,429
Tomkins,
Term Loan B2	3.75	9/28/16	249,359	a	250,762
Veyance Technologies,
Term Loan	5.25	9/8/17	498,747	a	499,889
					19,229,924
Semiconductors & Semiconductor Equipment--.3%
Freescale Semiconductor,
Tranche B-4 Term Loan	5.00	3/20/20	498,747	a	505,059
Software & Services--7.3%
Activision Blizzard,
Term Loan B	3.25	9/18/20	1,000,000	a	1,004,300
Apex Tool Group,
Term Loan	4.50	2/1/20	749,373	a	752,498
Blue Coat Systems,
Term Loan	4.50	2/15/18	997,500	a	1,003,734
BMC Software Finance,

Initial US Term Loan	5.00	9/10/20	1,000,000	a	1,007,290
Compucom Systems,
Term Loan	4.25	5/7/20	749,375	a	747,974
Dell International,
Term B Loan	4.50	3/24/20	750,000	a	744,038
Deltek,
First Lien Term Loan	5.00	10/10/18	500,000	a	502,687
EZE Software Group,
First Lien Initial Term Loan	4.75	3/15/20	498,750	a	502,905
First Data,
2017 New Dollar Term Loan	4.17	3/13/17	750,000	a	752,944
First Data,
Extended 2018 Dollar Term Loan	4.17	3/24/18	1,000,000	a	1,003,875
Kronos,
Incremental Term Loan	3.50	4/10/19	750,000	a	755,629
Microsemi,
Term Loan B2	3.50	2/19/20	625,000	a	628,516
Riverbed Technology,
Term Loan	4.00	12/18/19	706,508	a	712,913
Rocket Software,
First Lien Term Loan	5.50	2/8/18	1,000,000	a	1,002,295
Ship Luxco 3 Sarl-Ship US Bidco,
Facility D Term Loan	3.50	10/11/20	500,000	a	503,905
Spin Holdco,
Term Loan Add-On	3.25	11/14/19	500,000	a	500,313
Spin Holdco,
Initial Term Loan	3.25	11/14/19	500,000	a	501,680
Travelport,
First Lien Term Loan	6.25	6/26/19	498,750	a	510,640
					13,138,136
Technology Hardware & Equipment--.4%
CommScope,
Gtd. Notes	8.25	1/15/19	626,000	a,b	691,730
Telecommunication Services--7.3%
Avaya,
Extended Term B-3 Loan	4.74	10/26/17	249,275	a	239,339
CenturyLink,
Sr. Unscd. Notes, Ser. V	5.63	4/1/20	500,000	a	511,250
Consolidated Communications,
Incremental Term-3 Loan	5.25	12/31/18	500,000	a	504,060
Fairpoint Communications,
Term Loan	7.50	2/14/19	500,000	a	513,687
Intelsat Jackson Holdings,
Tranche B-1 Term Loan	3.75	4/2/18	1,233,086	a	1,238,258
Level 3 Financing,
Tranche B 2020 Term Loan	4.00	1/15/20	1,250,000	a	1,260,494
Maxim Crane Works,
Second Lien Initial Term Loan	3.00	7/17/17	500,000	a	501,875
MetroPCS Wireless,
Gtd. Notes	6.63	4/1/23	500,000	a,b	516,875
Omnitracs,
First Lien Term Loan	6.00	10/29/20	1,000,000	a	1,001,250
Pinnacle Foods Finance,
Tranche G Term Loan	3.25	4/29/20	750,000	a	750,517
SBA Senior Finance II,
Incremental Tranche B Term Loan	3.75	9/28/19	851,413	a	857,445
Sprint Communications,
Gtd. Notes	9.00	11/15/18	500,000	a,b	606,250
Syniverse Holdings,
Tranche B Term Loan	4.00	4/23/19	500,000	a	503,750
Telesat Canada,
US Term B-2 Loan	3.50	3/28/19	499,373	a	501,246

West,
Gtd. Notes	8.63	10/1/18	500,000	a	546,875
WideOpenWest Finance,
Term B Loan	4.75	3/28/19	498,747	a	502,385
Wind Acquisition Finance,
Sr. Scd. Notes	6.50	4/30/20	500,000	a,b	530,000
Windstream,
Tranche B-4 Term Loan	3.50	1/23/20	749,372	a	751,781
Zayo Group,
Term Loan	4.00	7/2/19	1,250,000	a	1,252,200
					13,089,537
Transportation--.8%
Air Canada,
Term Loan	5.50	9/20/19	250,000	a	253,332
New Breed,
Term Loan	6.00	9/29/17	500,000	a	501,405
United AirLines,
Class B Term Loan	3.00	4/1/19	500,000	a	503,125
US Airways,
Tranche B-1 Term Loan	4.25	5/23/19	250,000	a	251,468
					1,509,330
Utilities--2.8%
Calpine,
Term Loan	4.00	10/30/20	1,000,000	a	1,008,435
Calpine,
Sr. Scd. Notes	6.00	1/15/22	300,000	a,b	309,750
FR Utility Services,
Initial Term Loan	6.75	10/16/19	250,000	a	248,125
NRG Energy,
Gtd. Notes	7.63	5/15/19	500,000	a	533,750
NSG Holdings,
Term Loan	3.50	12/11/19	500,000	a	505,625
Sandy Creek Energy Associates,
Term Loan	5.00	11/6/20	1,250,000	a	1,256,750
TPF Generation Holdings,
Term Loan	4.75	11/9/17	1,250,000	a	1,262,500
					5,124,935
Total Bonds and Notes
(cost $167,255,921)					167,897,360

Other Investment--36.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $66,098,000)			66,098,000	[c]	66,098,000
Total Investments (cost $233,353,921)			130.5%		233,995,360
Liabilities, Less Cash and Receivables			(30.5%)		(54,647,989)
Net Assets			100.0%		179,347,371

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities were valued at $4,864,542 or 2.7% of net assets.
c	Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $641,439 of which $800,018 related to appreciated investment securities and $158,579 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	92.9
Money Market Investment	36.9
Asset-Backed	.7
130.5

† Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
November 30, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Euro,
Expiring
12/31/2013 a	1,003,000	1,352,625	1,362,869	(10,244)

Counterparty:

a	Credit Suisse

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	1,319,321	-	1,319,321
Corporate Bonds+	-	166,578,039	-	166,578,039
Mutual Funds	66,098,000	-	-	66,098,000
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(10,244)	-	(10,244)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	January 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)